Schedule of Investments - Virtus Private Credit Strategy ETF

January 31, 2021 (unaudited)

Security Description	Shares	Value

COMMON STOCKS - 58.0%

Financials - 58.0%
Apollo Investment Corp.(1)	54,894	$664,492
Ares Capital Corp.(1)	21,783	376,846
Bain Capital Specialty Finance, Inc.(1)	27,202	340,025
Barings BDC, Inc.	80,465	710,506
BlackRock Capital Investment Corp.	72,371	217,113
BlackRock TCP Capital Corp.	39,441	449,233
Capital Southwest Corp.	27,187	494,803
Crescent Capital BDC, Inc.	8,066	125,023
Fidus Investment Corp.	32,420	414,976
First Eagle Alternative Capital BDC, Inc.(1)	61,870	208,502
FS KKR Capital Corp.	37,145	624,036
Gladstone Capital Corp.(1)	42,573	386,989
Gladstone Investment Corp.	37,841	387,113
Goldman Sachs BDC, Inc.	21,032	368,901
Golub Capital BDC, Inc.(1)	25,618	364,032
Hercules Capital, Inc.	28,203	413,738
Horizon Technology Finance Corp.(1)	17,125	215,775
Main Street Capital Corp.(1)	10,341	329,051
Monroe Capital Corp.	25,494	217,974
New Mountain Finance Corp.	37,694	431,596
Oaktree Specialty Lending Corp.	49,665	276,137
Oaktree Strategic Income Corp.	27,535	210,643
Oxford Square Capital Corp.(1)	69,736	246,168
PennantPark Floating Rate Capital Ltd.(1)	40,207	437,452
PennantPark Investment Corp.	137,760	716,352
Prospect Capital Corp.(1)	92,036	579,827
Saratoga Investment Corp.(1)	9,880	205,405
Sixth Street Specialty Lending, Inc.	17,532	358,705
Solar Capital Ltd.(1)	19,773	343,062
Solar Senior Capital Ltd.	13,938	197,083
Stellus Capital Investment Corp.(1)	18,200	187,278
TCG BDC, Inc.	52,775	567,859
TriplePoint Venture Growth BDC Corp.(1)	28,932	387,399
WhiteHorse Finance, Inc.(1)	28,577	387,218
Total Financials		12,841,312
Total Common Stocks
(Cost $15,463,536)		12,841,312
CLOSED-END FUNDS - 40.3%
Barings Corporate Investors	22,320	294,624
BlackRock Debt Strategies Fund, Inc.	29,951	315,983
BlackRock Floating Rate Income Trust(1)	21,455	258,747
BlackRock Limited Duration Income Trust	15,840	248,054
Blackstone Long-Short Credit Income Fund	31,430	432,477
Blackstone Senior Floating Rate Term Fund(1)	24,352	356,513
Blackstone Strategic Credit Fund(1)	32,737	425,254
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.(1)	35,039	304,489
Eagle Point Credit Co., Inc.(1)	98,910	1,063,282
Eaton Vance Floating-Rate Income Plus Fund(1)	14,238	222,113
Eaton Vance Senior Floating-Rate Trust	20,802	276,459
Eaton Vance Senior Income Trust(1)	37,892	245,919
First Trust Senior Floating Rate 2022 Target Term Fund(1)	18,536	170,531
First Trust Senior Floating Rate Income Fund II	25,865	302,879
Invesco Senior Income Trust	64,827	269,032
KKR Income Opportunities Fund(1)	28,471	419,378
Nuveen Credit Strategies Income Fund	88,528	562,153
Security Description	Shares	Value
CLOSED-END FUNDS (continued)
Nuveen Floating Rate Income Fund(1)	35,910	$331,449
Nuveen Floating Rate Income Opportunity Fund(1)	36,603	337,114
Nuveen Senior Income Fund(1)	62,152	335,621
Oxford Lane Capital Corp.	205,454	1,279,978
Pioneer Floating Rate Trust	24,790	263,270
Voya Prime Rate Trust	49,815	224,168
Total Closed-End Funds
(Cost $8,677,158)		8,939,487
SECURITIES LENDING COLLATERAL - 13.1%
Money Market Fund - 13.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(2)(3)
(Cost $2,904,687)	2,904,687	2,904,687
TOTAL INVESTMENTS - 111.4%
(Cost $27,045,381)		24,685,486
Liabilities in Excess of Other Assets - (11.4)%		(2,528,289)
Net Assets - 100.0%		$22,157,197

(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $3,992,743; total market value of collateral held by the Fund was $4,133,967. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $1,229,280.
(2)	Represents securities purchased with cash collateral received for securities on loan.
(3)	The rate shown reflects the seven-day yield as of January 31, 2021.

Schedule of Investments - Virtus Private Credit Strategy ETF  (continued)

January 31, 2021 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$12,841,312	$—	$—	$12,841,312
Closed-End Funds	8,939,487	—	—	8,939,487
Money Market Fund	2,904,687	—	—	2,904,687
Total	$24,685,486	$—	$—	$24,685,486